General Information - Narrative (Details)			1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Feb. 29, 2024 kr / shares	Dec. 31, 2021 USD ($)
General Information About Financial Statements [Line Items]
Proceeds from the capital recognition		$ 9,800,000			$ 0	$ 0	$ 9,827,000
Difference – being the share listing expense		$ 83,411,000
General and administrative expense					65,713,000	76,559,000	186,742,000
Loss for the year					231,864,000	551,731,000	513,580,000
Accumulated deficit				$ 2,437,709,000	2,437,709,000	2,205,845,000
Cash and cash equivalents				51,428,000	51,428,000	$ 11,157,000	66,427,000			$ 17,556,000
Current assets less current liabilities				261,600,000	$ 261,600,000
Increase (decrease) in shares issued (in shares) | shares					22,073,578
Sale of stock issue price (in dollars per share) | (per share)			$ 16.41						kr 2,250
Proceeds from the issuance of common stock				$ 144,000,000
Number of shares issued (in shares) | shares				301,805,677	301,805,677	266,821,844
Facility Due June 2029
General Information About Financial Statements [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 10.00
Number of shares issued (in shares) | shares	22,100,000
Issue of convertible instruments	$ 220,700,000
Borrowing facilities, maximum borrowing capacity								$ 965,000,000.0
Facility Due June 2029 | Component One
General Information About Financial Statements [Line Items]
Borrowing facilities, maximum borrowing capacity								$ 900,000,000.0
Borrowings, variable interest rate								6.50%
Facility Due June 2029 | Component Two
General Information About Financial Statements [Line Items]
Borrowing facilities, maximum borrowing capacity								$ 65,000,000.0
Borrowings, variable interest rate								10.50%
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech					33.50%
Alvogen
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech					29.80%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech					36.70%
Maximum percentage of ownership interest held by each shareholder					2.4
Business Combination and PIPE Financing
General Information About Financial Statements [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							28,500,000
Expense capitalized							5,600,000
General and administrative expense							$ 22,900,000
OACB Warrants
General Information About Financial Statements [Line Items]
Outstanding (in shares)		10,916,647
OACB Warrants
General Information About Financial Statements [Line Items]
Proceeds from the issuance of common stock					$ 4,800,000
Number of shares issued (in shares) | shares				419,660	419,660
Ordinary Shares
General Information About Financial Statements [Line Items]
Increase (decrease) in shares issued (in shares) | shares			10,127,132	9,213,333
Vested earn-out shares			$ 166,000,000	$ 150,500,000
Number of shares issued (in shares) | shares				301,805,677	301,805,677	266,821,844
Ordinary Shares | Earnout Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement		1,250,000
Ordinary Shares | Predecessor Earn Out Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement		38,330,000
Ordinary Shares | Subscription Agreements
General Information About Financial Statements [Line Items]
Common stock, shares subscribed (in shares) | shares		17,493,000
Common stock, subscription (in dollars per share) | $ / shares		$ 10.00
Common stock, value, subscriptions		$ 174,900,000
Ordinary Shares | OACB Warrants
General Information About Financial Statements [Line Items]
Number of shares called by each warrant or right | shares				1	1